Expense Example - Transamerica Pinebridge Inflation Opportunities VP	Initial 1 year	Initial 3 years	Initial 5 years	Initial 10 years	Service 1 year	Service 3 years	Service 5 years	Service 10 years
USD ($)	58	183	318	714	84	262	455	1,014